Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory

As of March 31, 2026 and December 31, 2025, inventory consists of the following:

	March 31, 2026	December 31, 2025
Raw materials	$1,195,412	$889,784
Work-in-process	1,408,461	1,114,745
Finished goods – cannabis related products	981,292	1,346,360
Total inventory	$3,585,165	$3,350,889

As of December 31, 2025 and 2024, inventory consists of the following:

	December 31, 2025	December 31, 2024
Raw materials	$889,784	$1,349,923
Work-in-process	1,114,745	1,243,542
Finished goods – cannabis related products	1,346,360	1,629,452
Total inventory	$3,350,889	$4,222,917